Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 23, 2012	May 23, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013	Mar. 27, 2013
Debt Instrument
Debt variable rate basis	LIBOR
Hyundai Prestige, Hyundai Privilege and Hyundai Platinum containership capacity	5,000
$225,000 Senior Secured Credit Facility (iv)
Debt Instrument
Line of credit facility, maximum borrowing capacity		$ 225,000				$ 225,000		$ 225,000
Debt variable rate basis		LIBOR
Commitment fees		1.00%
$225,000 Senior Secured Credit Facility Tranche A		75,000
Number of installments									20
$225,000 Senior Secured Credit Facility Tranche B		150,000				150,000		150,000
$225,000 Senior Secured Credit Facility original borrowing capacity
Debt Instrument
Line of credit facility, maximum borrowing capacity									200,000
$350,000 Credit Facility (ii)
Debt Instrument
Line of credit facility, maximum borrowing capacity										350,000
Cancellation of undrawn tranche										1,420
Number of installments			9	9
Quarterly periodic repayments			7,855
$25,000 Credit Facility (iii)
Debt Instrument
Line of credit facility, maximum borrowing capacity		25,000				25,000		25,000
Number of installments			9	9
Quarterly periodic repayments				1,000
$370,000 Term Loan
Debt Instrument
Number of installments			6	6
Quarterly periodic repayments			12,975
Credit Facility converted to Term Loan	370,000				370,000
$350,000 Term Loan
Debt Instrument
Credit Facility converted to Term Loan						350,000
Long-Term Debt
Debt Instrument
Weighted average interest rate	2.81%	2.81%				2.81%		2.81%
Interest expense on long term debt	16,480	14,982					25,788
Market disruption clause
Debt Instrument
Interest expense on long term debt	0	0					373
$350,000 Credit Facility (ii) $54,000 Drawn Down Portion
Debt Instrument
Balloon payment due in March 2018											27,000
Number of installments											20
Quarterly periodic repayments								$ 1,350